Consolidated balance sheets - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Non-current assets [abstract]
Property, plant and equipment	$ 15,957	$ 16,464
Goodwill	35,167	31,750
Intangible assets other than goodwill	39,443	29,997
Investments in associated companies	7,951	15,370
Deferred tax assets	8,224	8,229
Financial assets	2,408	2,243
Other non-current assets	843	818
Total non-current assets	109,993	104,871
Current assets [abstract]
Inventories	7,097	6,867
Current trade receivables	8,803	8,600
Income tax receivable	186	202
Marketable securities, commodities, time deposits and derivative financial instruments	700	625
Cash and cash equivalents	12,446	8,860
Other current assets	2,833	3,054
Total current assets	32,065	28,208
Total assets	142,058	133,079
Equity [abstract]
Share capital	944	969
Treasury shares	(63)	(100)
Reserves	75,934	73,299
Issued share capital and reserves attributable to Novartis AG shareholders	76,815	74,168
Non-controlling interests	86	59
Total equity	76,901	74,227
Non-current liabilities [abstract]
Financial debts	22,760	23,224
Deferred tax liabilities	7,631	5,168
Provisions and other non-current liabilities	6,823	7,057
Total non-current liabilities	37,214	35,449
Current liabilities [abstract]
Trade payables	5,486	5,169
Financial debts and derivative financial instruments	9,596	5,308
Current income tax liabilities	1,700	1,723
Provisions and other current liabilities	11,161	11,203
Total current liabilities	27,943	23,403
Total liabilities	65,157	58,852
Total equity and liabilities	142,058	$ 133,079
YTD change [member]
Non-current assets [abstract]
Property, plant and equipment	(507)
Goodwill	3,417
Intangible assets other than goodwill	9,446
Investments in associated companies	(7,419)
Deferred tax assets	(5)
Financial assets	165
Other non-current assets	25
Total non-current assets	5,122
Current assets [abstract]
Inventories	230
Current trade receivables	203
Income tax receivable	(16)
Marketable securities, commodities, time deposits and derivative financial instruments	75
Cash and cash equivalents	3,586
Other current assets	(221)
Total current assets	3,857
Total assets	8,979
Equity [abstract]
Share capital	(25)
Treasury shares	37
Reserves	2,635
Issued share capital and reserves attributable to Novartis AG shareholders	2,647
Non-controlling interests	27
Total equity	2,674
Non-current liabilities [abstract]
Financial debts	(464)
Deferred tax liabilities	2,463
Provisions and other non-current liabilities	(234)
Total non-current liabilities	1,765
Current liabilities [abstract]
Trade payables	317
Financial debts and derivative financial instruments	4,288
Current income tax liabilities	(23)
Provisions and other current liabilities	(42)
Total current liabilities	4,540
Total liabilities	6,305
Total equity and liabilities	$ 8,979